Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2022
Entity Registrant Name	Capital Group Core Equity ETF
Entity Central Index Key	0001870102
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 19, 2022
Document Effective Date	Aug. 01, 2022
Prospectus Date	Aug. 01, 2022
Capital Group Core Equity ETF | Share Class
Prospectus:
Trading Symbol	CGUS